UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
REVENUE
License revenue	$ 12,181	$ 0
Collaboration revenue	78,481	36,280
Other revenue	3,329	56
Total revenue	93,991	36,336
Collaboration cost of revenue	(49,101)	(35,613)
Cost of license and other revenue	(5,638)	0
Other income and gains	64,091	8,199
Research and development expenses	(100,964)	(84,889)
Administrative expenses	(31,929)	(22,205)
Selling and distribution expenses	(24,223)	(17,954)
Other expenses	(540)	(10,734)
Fair value gain of warrant liability	0	20,000
Finance costs	(5,475)	(5,113)
LOSS BEFORE TAX	(59,788)	(111,973)
Income tax expense	(5)	(128)
LOSS FOR THE PERIOD	(59,793)	(112,101)
Attributable to:
Ordinary equity holders of the parent	$ (59,793)	$ (112,101)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in dollars per share)	$ (0.16)	$ (0.34)
Diluted (in dollars per share)	$ (0.16)	$ (0.34)
OTHER COMPREHENSIVE (LOSS)/ INCOME
Exchange differences on translation of foreign operations	$ (47,993)	$ 13,507
Net other comprehensive (loss)/ income that may be reclassified to profit or loss in subsequent periods	(47,993)	13,507
OTHER COMPREHENSIVE (LOSS)/ INCOME FOR THE PERIOD, NET OF TAX	(47,993)	13,507
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(107,786)	(98,594)
Attributable to:
Ordinary equity holders of the parent	$ (107,786)	$ (98,594)